Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 50% Portfolio
September 30, 2025
VF50-NPRT3-1125
1.837320.119
Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	3,118,273	28,563,381
Fidelity High Income Fund (b)	8,396,772	68,433,696
Fidelity Inflation-Protected Bond Index Fund (b)	8,205,852	77,052,952
Fidelity Long-Term Treasury Bond Index Fund (b)	234,240	2,206,544
Fidelity New Markets Income Fund (b)	183,637	2,475,428
Fidelity Total Bond Fund (b)	68,196,970	660,828,643
VIP Investment Grade Bond II Portfolio - Investor Class (b)	67,535,994	660,502,026
TOTAL BOND FUNDS (Cost $1,486,388,530)		1,500,062,670

Domestic Equity Funds - 32.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	738,922	39,650,555
Fidelity Commodity Strategy Fund (b)	230,112	22,502,607
Fidelity Contrafund (b)	1,474,173	36,500,522
Fidelity Enhanced Large Cap Core ETF (b)	339,944	12,669,712
Fidelity Fundamental Small-Mid Cap ETF (b)	1,245,995	36,395,514
Fidelity Hedged Equity Fund (b)	2,786,190	41,347,053
Fidelity Real Estate Investment Portfolio (b)	223,627	8,632,012
Fidelity Stock Selector Small Cap Fund (b)	2,026,874	82,047,852
VIP Stock Selector Portfolio - Investor Class (b)	68,333,098	948,463,401
VIP Value Strategies Portfolio - Investor Class (b)	2,822,062	43,854,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $965,735,703)		1,272,064,079

International Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Canada Fund (b)	505,597	39,896,638
Fidelity Emerging Markets Discovery Fund (b)	1,321,877	25,089,229
Fidelity Emerging Markets Fund (b)	4,049,756	194,185,790
Fidelity Enhanced International ETF (b)	1,761,643	62,150,765
Fidelity Global Commodity Stock Fund (b)	358,211	7,744,527
Fidelity Infrastructure Fund (b)	268,699	4,562,501
Fidelity International Capital Appreciation Fund (b)	2,097,037	79,666,417
Fidelity International Discovery Fund (b)	1,038,959	62,285,580
Fidelity International Small Cap Opportunities Fund (b)	1,293,135	31,177,483
Fidelity International Value Fund (b)	2,658,279	36,365,251
Fidelity Japan Smaller Companies Fund (b)	872,951	16,987,636
Fidelity Overseas Fund (b)	3,306,861	249,271,163
Fidelity Total International Equity Fund (b)	1,816,796	26,470,717
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $551,809,674)		835,853,697

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.27 to 4.28	420,000	419,291
US Treasury Bills 0% 10/23/2025	4.29	400,000	399,015
US Treasury Bills 0% 10/30/2025 (d)	4.28	590,000	588,073
US Treasury Bills 0% 10/9/2025	4.30	2,090,000	2,088,114
US Treasury Bills 0% 11/6/2025 (d)	4.18	990,000	986,018
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,480,133)			4,480,511

Money Market Funds - 9.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	190,885,589	190,923,766
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.08	174,805,613	174,805,613
TOTAL MONEY MARKET FUNDS (Cost $365,729,379)			365,729,379

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,374,143,419)	3,978,190,336
NET OTHER ASSETS (LIABILITIES) - 0.0%	533,682
NET ASSETS - 100.0%	3,978,724,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	150	12/19/2025	20,889,750	(8,612)	(8,612)
ICE MSCI Emerging Markets Index Contracts (United States)	308	12/19/2025	20,939,380	115,149	115,149

TOTAL EQUITY CONTRACTS					106,537

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	331	12/19/2025	37,232,328	199,979	199,979

TOTAL FUTURES CONTRACTS					306,516
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,559,140.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	311,491,038	281,303,411	401,870,606	9,150,488	(77)	-	190,923,766	190,885,589	0.3%
Total	311,491,038	281,303,411	401,870,606	9,150,488	(77)	-	190,923,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	34,708,693	2,008,157	2,827,897	3,695	102,335	5,659,267	39,650,555	738,922
Fidelity Canada Fund	23,422,321	16,796,651	4,553,580	-	395,817	3,835,429	39,896,638	505,597
Fidelity Commodity Strategy Fund	11,031,689	16,148,003	5,354,990	414,687	(1,607,298)	2,285,203	22,502,607	230,112
Fidelity Contrafund	34,438,561	683,795	4,329,036	279,620	480,746	5,226,456	36,500,522	1,474,173
Fidelity Emerging Markets Discovery Fund	31,883,781	1,043,493	15,457,857	-	3,740,445	3,879,367	25,089,229	1,321,877
Fidelity Emerging Markets Fund	201,895,040	6,830,265	63,615,460	-	15,159,192	33,916,753	194,185,790	4,049,756
Fidelity Enhanced International ETF	83,807,927	-	44,924,217	2,215,339	12,964,845	10,302,210	62,150,765	1,761,643
Fidelity Enhanced Large Cap Core ETF	38,399,278	62,709,543	84,448,915	204,703	(3,097,115)	(893,079)	12,669,712	339,944
Fidelity Enhanced Mid Cap ETF	15,902,553	15,266,050	29,622,155	18,224	(279,318)	(1,267,130)	-	-
Fidelity Enhanced Small Cap ETF	23,017,446	13,843,337	33,919,593	-	(1,280,558)	(1,660,632)	-	-
Fidelity Floating Rate High Income Fund	30,464,838	1,679,706	3,157,901	1,586,287	(59,883)	(363,379)	28,563,381	3,118,273
Fidelity Fundamental Small-Mid Cap ETF	7,233,569	28,163,530	1,441,572	168,667	(24,870)	2,464,857	36,395,514	1,245,995
Fidelity Global Commodity Stock Fund	5,403,457	1,708,551	755,042	-	103,385	1,284,176	7,744,527	358,211
Fidelity Hedged Equity Fund	51,689,783	18,418,248	35,488,144	-	5,249,196	1,477,970	41,347,053	2,786,190
Fidelity High Income Fund	29,968,250	53,950,578	19,399,721	2,560,496	462,709	3,451,880	68,433,696	8,396,772
Fidelity Inflation-Protected Bond Index Fund	59,721,163	42,282,007	28,825,998	877,854	(183,694)	4,059,474	77,052,952	8,205,852
Fidelity Infrastructure Fund	3,662,919	26,457	-	26,456	-	873,125	4,562,501	268,699
Fidelity International Capital Appreciation Fund	-	25,408,896	1,557,282	8,628	(16,186)	19,962,486	79,666,417	2,097,037
Fidelity International Capital Appreciation Fund	52,277,195	5,560,140	5,792,861	5,416,446	1,097,076	(17,273,047)	-	-
Fidelity International Discovery Fund	58,922,483	253,578	10,440,517	-	2,328,824	11,221,212	62,285,580	1,038,959
Fidelity International Small Cap Fund	25,306,344	99,538	30,686,715	-	12,501,281	(7,220,448)	-	-
Fidelity International Small Cap Opportunities Fund	44,008,139	131,929	23,188,025	-	3,915,075	6,310,365	31,177,483	1,293,135
Fidelity International Value Fund	44,203,520	131,929	23,026,487	-	6,906,933	8,149,356	36,365,251	2,658,279
Fidelity Investments Money Market Government Portfolio - Institutional Class	-	207,775,186	32,969,573	1,675,305	-	-	174,805,613	174,805,613
Fidelity Japan Smaller Companies Fund	32,162,325	-	21,788,928	-	5,833,758	780,481	16,987,636	872,951
Fidelity Long-Term Treasury Bond Index Fund	38,558,414	20,385,872	57,763,571	1,074,698	(3,510,119)	4,535,948	2,206,544	234,240
Fidelity New Markets Income Fund	2,235,726	89,612	-	91,555	-	150,090	2,475,428	183,637
Fidelity Overseas Fund	178,080,869	73,508,499	35,829,423	-	13,961,072	19,550,146	249,271,163	3,306,861
Fidelity Real Estate Investment Portfolio	19,396,790	338,347	11,339,664	286,967	(255,709)	492,248	8,632,012	223,627
Fidelity Stock Selector Small Cap Fund	52,195,665	34,132,193	10,336,400	-	(232,379)	6,288,773	82,047,852	2,026,874
Fidelity Total Bond Fund	687,454,095	92,533,247	139,024,548	20,786,442	(1,561,725)	21,427,574	660,828,643	68,196,970
Fidelity Total International Equity Fund	-	26,470,717	-	-	-	-	26,470,717	1,816,796
VIP Investment Grade Bond II Portfolio - Investor Class	684,410,809	74,602,354	137,437,276	139,200	(6,496,632)	45,422,771	660,502,026	67,535,994
VIP Stock Selector Portfolio - Investor Class	986,348,601	26,427,613	181,178,466	-	29,599,375	87,266,278	948,463,401	68,333,098
VIP Value Strategies Portfolio - Investor Class	46,778,430	2,963,421	6,241,818	867,953	(249,420)	604,238	43,854,851	2,822,062
	3,638,990,673	872,371,442	1,106,723,632	38,703,222	95,947,158	282,200,418	3,782,786,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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